Share Capital - Additional Information (Details) $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Apr. 26, 2017 shares	Feb. 08, 2017 shares	Jun. 30, 2017 CNY (¥)	May 31, 2017 CNY (¥)	Feb. 28, 2017 shares	Aug. 31, 2017 CNY (¥)	Aug. 31, 2017 $ / shares shares	Apr. 25, 2017 shares	Dec. 16, 2016 USD ($) $ / shares shares	Aug. 31, 2016 $ / shares shares	Jan. 27, 2016 shares
Class Of Stock [Line Items]
Date of incorporation of the company						Dec. 16, 2016
Common stock, shares issued	5,000,000,000						117,250,000	500,000,000	10	100,000,000
Share capital, par value | $ / shares							$ 0.00001		$ 0.00001	$ 0.00001
Authorized share capital | $									$ 50,000
Common stock, shares authorized									5,000,000,000
Common stock, shares outstanding	100,000,000	100,000,000			100,000,000		117,250,000	10,000,000		100,000,000
Stock split description						The Company has completed its share split on April 26, 2017 on a 10-for-1 basis
Share split ratio	10
Issuance of ordinary shares | ¥						¥ 1,146,861
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares | ¥				¥ 15,000,000
Green Shoes Options | Class A Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares | ¥			¥ 2,250,000
Ms. M
Class Of Stock [Line Items]
Percentage of shares held					72.60%
Ms. H
Class Of Stock [Line Items]
Percentage of shares held					20.00%
Mr. He
Class Of Stock [Line Items]
Common stock, shares issued					3,565,130
Percentage of shares held					7.40%
Yang's Family
Class Of Stock [Line Items]
Common stock, shares issued					92,590,000
Percentage of shares held					92.60%
Impetus
Class Of Stock [Line Items]
Shares issued for exchange of equity interest		99,999,990			99,999,990
Percentage of equity interest acquired		100.00%			100.00%						100.00%
Impetus | Mr. He
Class Of Stock [Line Items]
Common stock, shares issued											3,844,870